Concentration of Credit Risk (Details Narrative) (10-K) - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	₩ 166,228	₩ 730	₩ 109,316	₩ 157,971	₩ 153,595
Korea Deposit Insurance Corporation [Member]
Cash and cash equivalents			50,000
Korea Deposit Insurance Corporation [Member] | Deposit Account One [Member]
Deposits			252,509
Korea Deposit Insurance Corporation [Member] | Deposit Account Two [Member]
Deposits			₩ 17,983
Naval Logistics Command [Member] | Accounts Receivable [Member]
Concentration risk percentage			38.00%	30.00%
Naval Logistics Command [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	25.00%	19.00%	25.00%
Hyundai Heavy Industries Co., Ltd., [Member] | Accounts Receivable [Member]
Concentration risk percentage			22.00%
Hyundai Heavy Industries Co., Ltd., [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		14.00%		16.00%
Shinwoo E&D Co., Ltd [Member] | Accounts Receivable [Member]
Concentration risk percentage	11.00%		17.00%	27.00%
National Information Society Agency [Member] | Accounts Receivable [Member]
Concentration risk percentage				33.00%
National Information Society Agency [Member] | Sales Revenue, Net [Member]
Concentration risk percentage			11.00%	11.00%
KC Device Co., Ltd. [Member] | Accounts Receivable [Member]
Concentration risk percentage				24.00%
Hanjin Heavy Industry Co [Member] | Accounts Receivable [Member]
Concentration risk percentage				10.00%
Ministry of Ocean and Fisheries [Member] | Sales Revenue, Net [Member]
Concentration risk percentage				11.00%